Impairment and onerous contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / T	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Impairment and onerous contracts
Onerous contracts provision	$ 240	$ 393
Non-current assets
Impairment and onerous contracts
Impairment loss	4,321	184	$ 271
Onerous contracts
Impairment and onerous contracts
Impairment loss	240	393
Disposals of non-current assets
Impairment and onerous contracts
Impairment loss	513	322	23
Impairment and disposals of non-current assets
Impairment and onerous contracts
Impairment loss	5,074	899	294
Base metals - nickel
Impairment and onerous contracts
Impairment loss	$ 2,511		133
Post tax discount rate for future cashflows	5.20%
Goodwill	$ 1,859
Carrying amount after impairment charge	$ 404
Long-term price reduction | $ / T	1,150
Base metals - nickel | Maximum
Impairment and onerous contracts
Percentage of increase to discount rate	5.60%
Coal
Impairment and onerous contracts
Impairment loss	$ 1,691
Post tax discount rate for future cashflows	9.20%
Base metals | Minimum
Impairment and onerous contracts
Post tax discount rate for future cashflows	5.00%
Base metals | Maximum
Impairment and onerous contracts
Post tax discount rate for future cashflows	6.00%
Several segments | Other assets
Impairment and onerous contracts
Impairment loss	$ 119	$ 184	$ 138
Ferrous minerals
Impairment and onerous contracts
Post tax discount rate for future cashflows	6.30%
Goodwill	$ 1,770